Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
OPERATING ACTIVITIES
Net income	$ (42,902)	$ (69,448)
Items not involving cash:
Depreciation of property and equipment	11,341	12,170	$ 9,166
Amortization of intangible asset
Gain on disposition of assets	(45,758)	(582)
Stock-based compensation	342	8,334	55,063
Changes in operating working capital:
Decrease (increase) in accounts receivable	43,225	(23,381)	5,046
Decrease (increase) in investment tax credits	37,743	112,681	18,760
Increase in other tax credits	34,661	(33,006)	(31,082)
Decrease (increase) in prepaid expenses	(12,776)	12,140	(11,983)
Increase (decrease) in accounts payable	(11,394)	11,290	(16,148)
Increase (decrease) in accrued liabilities	(84)	(22,393)	(45,625)
Increase (decrease) in deferred revenue	(32,546)	(18,199)	(75,065)
Cash flows provided by operating activities	(18,147)	(10,394)	(399,605)
INVESTING ACTIVITIES
Purchase of property and equipment	(11,917)	(9,611)	(10,977)
Proceeds on sale of assets	45,758	582	(115,626)
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	33,841	(9,029)	126,603
FINANCING ACTIVITIES
Effect of changes in exchange rates on cash	(16,863)	(33,218)	(29,856)
Increase in cash and cash equivalents	(1,169)	(52,641)	(556,064)
Cash and cash equivalents, beginning of year	491,676	472,317	1,028,381
Cash and cash equivalents, end of year	$ 481,507	$ 491,676	$ 472,317